Average Annual Total Returns (Vanguard Long-Term Bond Index Fund Participant)	Vanguard Long-Term Bond Index Fund Vanguard Long-Term Bond Index Fund - Investor Shares 1/1/2014 - 12/31/2014	Barclays U.S. Long Gov Credit Bond Index Vanguard Long-Term Bond Index Fund Vanguard Long-Term Bond Index Fund - Investor Shares 1/1/2014 - 12/31/2014	Barclays U.S. Long Gov Credit Float Adjusted Index Vanguard Long-Term Bond Index Fund Vanguard Long-Term Bond Index Fund - Investor Shares 1/1/2014 - 12/31/2014	Spliced Barclays U.S. Long Gov Credit Float Adjusted Index Vanguard Long-Term Bond Index Fund Vanguard Long-Term Bond Index Fund - Investor Shares 1/1/2014 - 12/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	19.72%	19.31%	19.31%	19.31%
Five Years	9.70%	9.81%	9.81%	9.81%
Ten Years	7.31%	7.36%	none	7.36%